Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Income	$ 3,245,000	$ 2,477,000
Provision for loan losses	830,000	303,000
Depreciation expense	249,000	200,000
Amortization of operating right-of-use assets	145,000	95,000
Amortization of subordinated debt issuance costs	34,000	34,000
Amortization of other intangible	49,000	49,000
Net amortization of securities premiums	11,000	28,000
Accretion of deferred loan fees and costs, net	(1,370,000)	(435,000)
Deferred income taxes	(566,000)	(41,000)
Stock-based compensation expense	346,000	359,000
Net realized loss on sale of foreclosed real estate	92,000
Loss on sale of investment securities available for sale		4,000
Net gain on loans held for sale	(4,319,000)	(3,014,000)
Loans held for sale-originations	(207,062,000)	(135,310,000)
Loans held for sale-proceeds	167,118,000	134,499,000
Gain on the sale of SBA loans	(115,000)	(265,000)
Write-downs of other real estate owned	105,000	221,000
Increase in the cash surrender value of bank-owned life insurance	(80,000)	(80,000)
Changes in assets and liabilities which provided (used) cash:
Accrued interest receivable	(1,705,000)	(196,000)
Prepaid expenses and other assets	(1,640,000)	(395,000)
Accrued interest payable	48,000	93,000
Accrued expenses and other liabilities	824,000	(478,000)
Net Cash Used in Operating Activities	(43,761,000)	(1,852,000)
Cash Flows from Investing Activities
Purchase of interest-earning time deposits	(1,317,000)	(6,849,000)
Redemption of interest-earning time deposits	2,026,000	1,603,000
Purchase of investment securities available for sale	(4,008,000)	(3,319,000)
Principal repayments on investment securities available for sale	1,020,000	1,341,000
Proceeds from the sales of investment securities available for sale		1,030,000
Net increase in loans receivable	(111,775,000)	(29,397,000)
Purchase of Federal Home Loan Bank stock	(808,000)	(614,000)
Redemption of Federal Home Loan Bank stock	723,000	120,000
Proceeds from the sale of foreclosed real estate	1,611,000
Capitalized expenditures on other real estate owned	(270,000)	(395,000)
Purchase of premises and equipment	(364,000)	(368,000)
Net Cash Used in Investing Activities	(113,162,000)	(36,848,000)
Cash Flows from Financing Activities
Net increase (decrease) in demand deposits, money markets, and savings accounts	112,411,000	(2,689,000)
Net increase in certificate accounts	14,976,000	18,236,000
(Decrease) increase in advances from borrowers for taxes and insurance	(294,000)	212,000
Proceeds from Federal Home Loan Bank short-term borrowings	20,000,000	13,000,000
Repayment of Federal Home Loan Bank short-term borrowings	(20,000,000)	(12,000,000)
Proceeds from Federal Home Loan Bank long-term borrowings	3,922,000	14,271,000
Repayment of Federal Home Loan Bank long-term borrowings	(2,000,000)	(3,000,000)
Proceeds from Federal Reserve Bank long-term borrowings	52,144,000
Repayment of Federal Reserve Bank long-term borrowings	(4,010,000)
Dividends paid	(717,000)	(676,000)
Purchase of treasury stock	(349,000)	(339,000)
Proceeds from the reissuance of treasury stock	97,000	38,000
Proceeds from the exercise of stock options	101,000	190,000
Net Cash Provided by Financing Activities	176,281,000	27,243,000
Net Increase (Decrease) in Cash and Cash Equivalents	19,358,000	(11,457,000)
Cash and Cash Equivalents – Beginning of Year	14,555,000	26,012,000
Cash and Cash Equivalents – End of Year	33,913,000	14,555,000
Supplementary Disclosure of Cash Flow and Non-Cash Information:
Cash payments for interest	5,441,000	5,333,000
Cash payments for income taxes	1,124,000	1,034,000
Initial recognition of operating lease right-of use assets	658,000	1,386,000
Initial recognition of operating lease obligations	$ 658,000	$ 1,386,000